ING MUTUAL FUNDS

ING Global Equity Dividend Fund (“Fund”)

Supplement dated November 23, 2010

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W Prospectus dated February 26, 2010 (“Prospectus”)

Effective November 30, 2010, Herman Klein will replace Kris Hermie as co-portfolio manager for the Fund. All references to Kris Hermie as portfolio manager for the Fund are hereby deleted and replaced with Herman Klein.

The Fund’s Prospectus is revised as follows:

1.	The section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Portfolio Managers
Nicolas Simar	Herman Klein
Portfolio Manager (since 1/06)	Portfolio Manager (since 11/10)
Moudy El Khodr
Portfolio Manager (since 1/06)

2.

The fourth paragraph of the section entitled “Management of the Funds – ING Investment Management Advisors B.V. – ING Global Equity Dividend Fund” of the Fund’s Prospectus is hereby deleted in its entirety and replaced with the following:

Herman Klein, Senior Portfolio Manager, joined ING IM in 2001. Prior to this position, Mr. Klein was a Senior Investment Analyst in the developed markets Industrials and Materials team, where he was responsible for covering electricals, conglomerates, aerospace and defense companies globally. In this function, he co-managed the ING Industrials Fund. Before joining ING IM, he worked for Fortis as an Analyst and at KBW Wesselius Effectenbank as Head of Research.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MUTUAL FUNDS

ING Global Equity Dividend Fund (“Fund”)

Supplement dated November 23, 2010

to the Fund’s Class A, Class B, Class C, Class I, Class O,

and Class W Statement of Additional Information (“SAI”)

dated February 26, 2010

Effective November 30, 2010, Herman Klein will replace Kris Hermie as portfolio manager for the Fund. All references to Kris Hermie as portfolio manager for the Fund are hereby deleted and replaced with Herman Klein.

The Fund’s SAI is revised as follows:

1.

The sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” of the section entitled “Portfolio Managers – Global Equity Dividend Fund” found on pages 131 and 132, respectively, of the SAI are hereby amended to include the following :

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Herman Klein	0	$0	0	$0	0	$0

Ownership of Securities

The following table shows the dollar range of shares of the Fund owned by the portfolio manager as of October 31, 2010, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Herman Klein	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE